IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of changes in CGU impairment provision [text block]
All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2025	12-31-2024
Changes in CGUs impairment provision	ThU.S.$	ThU.S.$
Opening balance	367,507	403,530
Impairment loss recognized in profit or loss	4,828	15,684
Reversal of impairment loss recognized in profit or loss	(69,004)	(38,087)
Increase (decrease) in foreign exchange	5,309	(13,620)
Closing balance	308,640	367,507

Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2025	12-31-2024
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	31,578	31,933
Impairment loss recognized in profit or loss	1,305	2,840
Reverse of impairment recognized loss in profit or loss	(11,690)	(2,493)
Increase (decrease) in foreign exchange	1,638	(702)
Closing balance	22,831	31,578

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 52,681 (ThU.S.$ 51,325 as of December 31, 2024), as shown below:

	12-31-2025	12-31-2024
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,651	40,554
Arauco do Brasil S.A. (Pien mill)	11,298	10,039
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	52,681	51,325

	12-31-2025	12-31-2024
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	51,325	55,891
Impairment	-	(1,359)
Increase (decrease) in foreign exchange	1,356	(3,207)
Closing balance	52,681	51,325